Segmented Information	12 Months Ended
Mar. 31, 2024
Disclosure Of Operating Segments Abstract
Segmented Information [Text Block]

23. Segmented Information

The Company operates in one reportable operating segment, being the manufacture and distribution of all- electric commercial vehicles and transit, school and charter buses.

During the year ended March 31, 2024, the Company was economically dependent on one (2023 - one, 2022 - three) customer(s) who accounted for more than 10% of revenue from continuing operations and in aggregate accounted for approximately 30%, (2023: 59%, 2022: 57%) of sales.

The Company's disaggregated revenue for the years ended March 31, 2024, 2023, and 2022 is summarized in the following table. Proceeds received and/or receivable from government vouchers totaled $385,643 for the years ended March 31, 2024 (2023 - $4,614,250, 2022 - $2,970,387) and was included in vehicle and parts sales in the years ended March 31, 2024 and March 31, 2023 and in vehicle and parts sales and in revenue from operating and finance leases in the year ended March 31, 2022. Included in Vehicle sales for the year ended March 31, 2024 is $nil (2023 - $nil, 2022 - $1,929,800) from the sales of vehicles that were previously on lease where the leases were cancelled and the vehicles subsequently sold.

	For the Years Ended
	March 31, 2024	March 31, 2023	March 31, 2022
Vehicle and parts sales	$38,879,072	$39,311,659	$13,714,227
Revenue from operating and finance leases	385,643	113,789	3,297,619
Accretion on promissory note	-	-	7,035
Finance income	7,124	270,442	217,892

	$39,271,839	$39,695,890	$17,236,773

The Company's revenues allocated by geography based on the customer's country of domicile for the years ended March 31, 2024, 2023, and 2022, is as follows:

	For the Years Ended
	March 31, 2024	March 31, 2023	March 31, 2022
United States of America	37,055,314	$39,497,713	$15,972,137
Canada	2,216,525	198,177	1,264,636

Total	$39,271,839	$39,695,890	$17,236,773

The Company's property and equipment allocated by geography for the years ended March 31, 2024, and 2023 is as follows:

	For the Years Ended
	March 31, 2024	March 31, 2023
United States of America	2,529,937	$2,485,711
Canada	233,588	119,080

Total	$2,763,525	$2,604,791